Description of Business and Organization (Details Narrative) (US VR Global Inc.) - US VR Global Inc. [Member]	Dec. 31, 2017
VR Global Limited [Member]
Equity ownership rate interest percentage	100.00%
Hero Central Dot Com Sdn Bhd [Member]
Equity ownership rate interest percentage	100.00%